BORROWINGS (Tables)	12 Months Ended
Dec. 31, 2021
LONG-TERM DEBT AND CREDIT FACILITIES [Abstract]
Summary of corporate borrowings
The composition of corporate borrowings as at December 31 is presented in the following table:

	December 31, 2021				December 31, 2020
(MILLIONS EXCEPT AS NOTED)	Weighted-average Interest rate (%)	Term (years)	Carrying value	Estimated fair value	Weighted-average Interest rate (%)	Term (years)	Carrying value	Estimated fair value
Credit facilities	N/A	5	$—	$—	N/A	4	$—	$—
Commercial paper	N/A	N/A	—	—	0.4	< 1	3	3
Medium Term Notes:
Series 4 (C$150)	5.8	15	118	154	5.8	16	118	160
Series 9 (C$400)	3.8	3	317	334	3.8	4	314	348
Series 10 (C$500)	3.6	5	396	421	3.6	6	392	441
Series 11 (C$475)	4.3	7	376	419	4.3	8	373	442
Series 12 (C$475)	3.4	8	376	399	3.4	9	373	420
Series 13 (C$300)	4.3	28	237	275	4.3	29	236	287
Series 14 (C$425)	3.3	29	336	332	3.3	30	334	347
	3.9	13	2,156	2,334	3.9	14	2,140	2,445
Total corporate borrowings			2,156	$2,334			2,143	$2,448
Add: Unamortized premiums(1)			3				3
Less: Unamortized financing fees(1)			(10)				(11)
Less: Current portion			—				(3)
			$2,149				$2,132
(1) Unamortized premiums and unamortized financing fees are amortized over the terms of the borrowing.
The composition of non-recourse borrowings as at December 31 is presented in the following table:

	December 31, 2021				December 31, 2020
	Weighted-average				Weighted-average
(MILLIONS EXCEPT AS NOTED)	Weighted-average interest rate (%)	Term (years)(4)	Carrying value	Estimated fair value	Weighted-average interest rate (%)	Term (years)	Carrying value	Estimated fair value
Non-recourse borrowings(1)
Hydroelectric(2)	4.9	11	$8,541	$9,008	4.8	9	$6,989	$7,853
Wind	4.4	8	4,767	5,059	4.3	10	4,324	4,785
Solar	4.1	13	4,303	4,561	3.6	12	3,684	4,247
Energy transition	3.2	8	1,741	1,807	3.8	11	1,009	1,106
Total	4.5	10	19,352	$20,435	4.3	10	16,006	$17,991
Add: Unamortized premiums(3)			160				63
Less: Unamortized financing fees(3)			(132)				(122)
Less: Current portion			(1,818)				(1,026)
			$17,562				$14,921
(1)Includes $30 million (2020: $15 million) borrowed under a subscription facility of a Brookfield sponsored private fund.
(2)Includes $51 million (2020: nil) outstanding to an associate of Brookfield. Refer to Note 29 - Related party transactions for more details.
(3)Unamortized premiums and unamortized financing fees are amortized over the terms of the borrowing.
(4)Excluding non-permanent financings, total weighted-average term is 11 years.

Summary of change in the unamortized financing fees and premiums
The following table outlines the change in the unamortized financing fees of corporate borrowings for the year ended December 31:

(MILLIONS)	2021	2020
Corporate borrowings
Unamortized financing fees, beginning of year	$(11)	$(7)
Additional financing fees	—	(5)
Amortization of financing fees	1	1
Unamortized financing fees, end of year	$(10)	$(11)
The following table outlines the change in the unamortized financing fees of non-recourse borrowings for the year ended December 31:

(MILLIONS)	2021	2020
Non-recourse borrowings
Unamortized financing fees, beginning of year	$(122)	$(119)
Additional financing fees	(40)	(17)
Amortization of financing fees	21	9
Foreign exchange translation and other	9	5
Unamortized financing fees, end of year	$(132)	$(122)
The following table outlines the change in the unamortized premiums of non-recourse borrowings for the year ended December 31:

(MILLIONS)	2021	2020
Non-recourse borrowings
Unamortized premiums, beginning of year	$63	$92
Additional premiums	103	4
Amortization of premiums	(13)	5
Foreign exchange translation and other	7	(38)
Unamortized premiums, end of year	$160	$63

Summary of available portion of credit facilities
The following table summarizes the available portion of corporate credit facilities as at December 31:

(MILLIONS)	2021	2020
Authorized corporate credit facilities and related party credit facilities(1)	$2,375	$2,150
Draws on corporate credit facilities(1)(2)	(24)	—
Authorized letter of credit facility	400	400
Issued letters of credit	(289)	(300)
Available portion of corporate credit facilities	$2,462	$2,250
(1)Amounts are guaranteed by Brookfield Renewable.
(2)Relates to letter of credit issued on Brookfield Renewable’s corporate credit facilities of $1,975 million.

Summary of future repayments of Brookfield Renewables debt obligations, for each of the next five years
Future repayments of Brookfield Renewable’s non-recourse borrowings for each of the next five years and thereafter are as follows:

(MILLIONS)	2022	2023	2024	2025	2026	Thereafter	Total
Non-recourse borrowings
Hydroelectric	$750	$871	$769	$607	$843	$4,701	$8,541
Wind	422	804	290	296	561	2,394	4,767
Solar	537	439	215	192	320	2,600	4,303
Energy transition	109	511	118	47	43	913	1,741
	$1,818	$2,625	$1,392	$1,142	$1,767	$10,608	$19,352

Summary of Brookfield Renewables borrowings
The following table outlines changes in Brookfield Renewable’s borrowings for the year ended December 31:

(MILLIONS)	January 1	Net cash flows from financing activities(1)	Non-cash
			Acquisition	Disposal	Other(2)(3)	December 31
2021
Corporate borrowings	$2,135	(3)	—	—	17	$2,149
Non-recourse borrowings	$15,947	3,177	869	(646)	33	$19,380
2020
Corporate borrowings	$2,100	(30)	—	—	65	$2,135
Non-recourse borrowings(4)	$15,200	(155)	475	—	427	$15,947
(1)Excludes $51 million (2020: $(20) million) of net cash flow from financing activities related to tax equity recorded on the consolidated statements of cash flows.
(2)Includes foreign exchange and amortization of unamortized premium and financing fees.
(3)Includes $358 million (2020: $20 million) of non-recourse borrowings acquired through asset acquisitions.
(4)Other includes a $247 million adjustment related to the buyout of the lease on a 192 MW hydroelectric facility in Louisiana.